Shareholders' Equity Textblock	12 Months Ended
Jun. 30, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity [Text Block]
19.	Stockholders' Equity

Common stock and treasury stock
On July 21, 2008, the Company's Board of Directors approved a 169.529280-for-1 stock split of the Company's common stock, whereby each share held by holders of record as of July 21, 2008 was subdivided into 169.529280 shares. The effects of this common stock split have been retroactively applied to the accompanying consolidated financial statement and notes thereto. On September 8, 2008, the Company completed an initial public offering ("IPO") on NASDAQ.

On October 29, 2010, the Company announced that its Board of Directors had authorized a share repurchase program, under which the Company could acquire up to $1 million of its common shares over the following 3 months, on the open market at prevailing market prices or in block trades and subject to restrictions relating to price, volume, and timing.   On March 1, 2011, the Board of Directors extended the program for an indefinite period.  The shares were repurchased in accordance with Rule 10b-18, and they will be used to fund the ITLamp acquisition. In the period of November 18, 2010 through June 30, 2011, the Company repurchased 121,200 common shares, for a total value of $503,602, through open-market repurchases.  These purchases represent an average price of $4.16 per share. As of June 30, 2011, the Company had approximately $496,000 available under the existing $1 million share repurchase authorization.

Warrants
Pursuant to the IPO, the Company issued 1,200,000 shares of common stock for gross proceeds of $8,400,000 and issued 120,000 underwriter warrants. Each warrant entitles the holder to purchase one common share for a price of $8.40 per share for a period of four years following the closing of the IPO. The unit price for each Underwriter warrant is $0.001. The Company received proceeds of $120 from the issuance of underwriter warrants which is included in additional paid-in capital. The costs of the offering totaled to $876,987 and are included in additional paid-in capital.

On November 5, 2009 the Company issued 10,000 warrants to Sunrise Capital Group LLC, in exchange for professional services. The fair value of each warrant was $0.59.

The Company estimates the fair value of warrants using the Black-Scholes valuation model, consistent with the provisions of SFAS No. 123(R), "Share-Based Payment" (SFAS No. 123(R)) and SAB No. 107, which was primarily codified to the Topic 718 "Compensation - Stock Compensation". Key inputs and assumptions used to estimate the fair value of warrants include the expected option term, volatility of the Company's stock and the risk-free rate. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by warrants holder who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

The key input and assumptions are as follows:

Exercise price	$7.0
Expected life	1
Volatility	12%
Risk free rate	1.327%
Dividend yield	0
Warrants value	$0.59

Number of Warrants Outstanding
June 30, 2009	120,000
Granted	10,000
Exercised	-
Cancelled / Lapsed	(60,000)
June 30, 2010 and 2011	70,000

The following table shows the number of warrants with other information as of June 30, 2011:

Outstanding Warrants			Exercisable Warrants
Weighted Average Exercise Price	Number	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Exercise Number
$8.4	60,000	1.2 years	$8.4	60,000
$7.0	10,000	0.35 years	$7.0	10,000
$8.2	70,000	1.08	$8.2	70,000

The market value of the Company's common stock at June 30, 2011 was $3.24. The outstanding warrants had no intrinsic value at June 30, 2011.

Stock options
The Company has authorized the establishment of stock option plan effective on July 21, 2008 for its directors and employees (the "Plan", which was approved and ratified by our shareholders on July 20, 2009). The Plan provides for 604,248 options to purchase common shares. It provides additional compensation incentives for high levels of performance and productivity by management, other key employees of the Company and directors.

The following table shows the number of stock options with other information as of June 30, 2011:

Outstanding Stock Options			Exercisable Options
Weighted Average Exercise Price	Number	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Exercise Number
$7.00	307,000	2.25 years	$7.00	-
$6.33	30,000	1.66 years	$6.33	-
$5.20	14,000	0.89 years	$5.20	-
$4.96	20,000	1.99 years	$4.96	-
$2.74	39,000	1.11 years	$2.74	-
$6.38	410,000	2.04 years	$6.38	-

The Company estimates the fair value of stock options using the Black-Scholes valuation model, consistent with the provisions of SFAS No. 123(R), "Share-Based Payment" (SFAS No. 123(R)) and SAB No. 107, which was primarily codified to ASC Topic 718 "Compensation - Stock Compensation". Key inputs and assumptions used to estimate the fair value of stock options include the grant price of the award, the expected option term, volatility of the Company's stock and the risk-free rate. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

The fair value of each stock option grant was estimated at the date of grant using a Black-Scholes option pricing model. The following table summarizes the options granted in 2011 and 2010.

The assumptions used in the stock option valuation are as follows:

Grant Date	Sep 8, 2008	Dec 13, 2008	Dec 13, 2008	May 22, 2009	Feb 25, 2010	June 25, 2010
Option granted	321,000	31,000	15,000	14,000	30,000	20,000
Expired	(14,000)	(7,000)	-	-	-	-
Outstanding	307,000	24,000	15,000	14,000	30,000	20,000
Exercise price	$7.00	$2.74	$2.74	$5.20	$6.33	$4.96
Expected life	5	3	5	3	3	3
Volatility	75%	75%	75%	12%	12%	12%
Risk free rate	2.98%	1.05%	1.55%	1.327%	1.327%	1.327%
Dividend yield	0%	0%	0%	0%	0%	0%
Option value	$4.39	$1.39	$1.72	$0.53	$0.64	$0.50

In September 2008, the Company granted 321,000 options to its directors, management and key employees at an exercise price of $7.00, vesting at a rate of 20% per year for five years. The fair value of these stock options was determined to be $4.39 per stock option. In December 2008, the Company granted 46,000 options to its directors, financial advisor and Interim CFO at an exercise price of $2.74. The vesting rate is 33% per year for two years and 34% for one year for the options granted to the directors and advisor and at the rate of 20% per year for five years for the options granted to Interim CFO. The fair value of these stock options was determined to be $1.39 and $1.72 per stock option, respectively. In May 2009, the Company granted 14,000 options to its director at an exercise price of $5.20. The vesting rate is 33% per year for two years and 34% for one year for the options granted to the director. This share option became effective after approval at the annual general meeting on July 20, 2009. The fair value of these stock options was determined to be $0.53 per stock option. In February 2010, the Company granted 30,000 options to its directors at an exercise price of $6.33. The vesting rate is 33% per year for two years and 34% for one year for the options granted to the directors. The fair value of these stock options was determined to be $064 per stock option. In June 2010, the Company granted 20,000 options to its management at an exercise price of $4.96. The vesting rate is 33% per year for two years and 34% for one year for the options granted to the management. The fair value of these stock options was determined to be $0.50 per stock option.

A total of $270,592 and $441,232 was included in the stock option expense for the years ended June 30, 2011 and 2010, respectively. As of June 30, 2011 and June 30, 2010, there was approximately $248,498 and $519,573 respectively, of unrecognized compensation costs related to the non-vested share-based arrangements granted under the Company's stock option plan. Those costs are expected to be recognized over a weighted-average period of approximately 2.04 years and 3.04 years as of June 30, 2011 and June 30, 2010, respectively.

Number of Options Outstanding
June 30, 2010	410,000
Granted	-
Exercised	-
Expired	-
June 30, 2011	410,000

In May 2009, one of the directors had resigned. In accordance with the stock option plan, 7,000 share options with an exercise price of $7.00 and 7,000 share options with an exercise price of $2.74 expired in August 2009.

In March 2010, one of the employees had resigned, in accordance with the stock option plan, 7,000 share options with an exercise price of $7.00 expired in June 2010.